Goodwill and Other Intangible Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Apr. 15, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets developed or acquired		¥ 113,216	¥ 62,189
Weighted average amortization period for acquired intangible assets	13 years
Aggregate amortization expense		49,568	49,741	¥ 52,015
Estimated amortization expense for intangible assets, 2016		48,094
Estimated amortization expense for intangible assets, 2017		38,852
Estimated amortization expense for intangible assets, 2018		29,155
Estimated amortization expense for intangible assets, 2019		20,589
Estimated amortization expense for intangible assets, 2020		15,736
Intangible assets not subject to amortization other than goodwill		17,943	18,067
Trademarks
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets developed or acquired		¥ 42,949
Weighted average amortization period for acquired intangible assets		15 years
Computer software, intangible asset
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets developed or acquired		¥ 39,817	¥ 54,686
Weighted average amortization period for acquired intangible assets		5 years	4 years
Patents and developed technology
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets developed or acquired		¥ 18,083
Weighted average amortization period for acquired intangible assets		7 years
Intangible Assets
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization period for acquired intangible assets		9 years	5 years